Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accumulated depreciation	$ 121,320	$ 114,766
Debt discount, current	$ 0	$ 102,309
Preferred stock, shares authorized	300,000	350,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (per share)	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	10,378,238	2,908,578
Common stock, shares outstanding	10,378,238	2,908,578
Series D Preferred Stock
Temporary equity per share	$ 0.001	$ 0.001
Temporary equity authorized	0	50,000
Temporary equity Issued	0	0
Temporary equity Outstanding	0	0